RIGHT OF USE ASSETS - LEASE - Summary Of Right of Use Asset (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 30,394
Additions during the period/year	442,684	34,172
Amortization in the period/year	(59,816)	(3,778)
Ending balance	413,262	30,394
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	34,172
Additions during the period/year	442,684	34,172
Amortization in the period/year
Ending balance	476,856	34,172
Accumulated Amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(3,778)
Additions during the period/year
Amortization in the period/year	(59,816)	(3,778)
Ending balance	$ (63,594)	$ (3,778)